Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Rich Fame International Limited [Member]
Schedule of Related Party Transactions [Line Items]
Names and relationship of related parties		One of the directors is Mr. Yee Kit Chan. 100% fully owned by Ms. Jingyu Hao, the spouse of one of the directors, Mr. Yee Kit Chan.
Amounts due to related parties	[1]	$ 45,000		$ 104,231
IT maintenance fee charged by a related party			$ 48,077
Top Star E-Commerce Logistics Limited [Member]
Schedule of Related Party Transactions [Line Items]
Names and relationship of related parties		Director and shareholder is Ms. Sau Fong Leung, the spouse of one of the shareholders, Mr. Kin Yin Alfred Kwong.
Freight charges and other handling charges charged by related parties			492,070
Business Great Global Supply Chain Limited [Member]
Schedule of Related Party Transactions [Line Items]
Names and relationship of related parties		Sole director and sole shareholder is one of the shareholders, Mr. Kin Yin Alfred Kwong. It became a wholly owned subsidiary of the Company via share exchange arrangement on March 16, 2022.
Profit Sail International Express (SZX) Company Limited [Member]
Schedule of Related Party Transactions [Line Items]
Names and relationship of related parties		One of the shareholders and sole director is Ms. Jingyu Hao, the spouse of one of the directors, Mr. Yee Kit Chan.
Amounts due to related parties	[1]			3,056
Services fee income from a related party		63,159	75,208
Freight charges and other handling charges charged by related parties		499,718	1,030,041
Other income - management fee income from a related party		7,784	3,316
Related Party [Member]
Schedule of Related Party Transactions [Line Items]
Amounts due to related parties		45,000		$ 107,287
Services fee income from a related party		63,159	75,208
Freight charges and other handling charges charged by related parties		499,718	1,522,111
Other income - management fee income from a related party		7,784	3,316
IT maintenance fee charged by a related party			$ 48,077

[1]	Amounts due to related parties are non-trade, unsecured, non-interest bearing and repayable on demand.